                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102906


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
           POLARIS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
          POLARIS II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        POLARISAMERICA VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
     POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS PROTECTOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005 POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
             POLARIS ADVISOR VARIABLE ANNUITY DATED OCTOBER 24, 2005

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                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
   VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 31, 2005

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                          VARIABLE ANNUITY ACCOUNT FOUR
                                SUPPLEMENT TO THE
        ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                                SUPPLEMENT TO THE
         POLARIS PLUS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
   POLARIS II ASSET MANAGER VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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EFFECTIVE JANUARY 23, 2006, THE SUNAMERICA BALANCED PORTFOLIO MANAGER HAS BEEN REPLACED AS FOLLOWS:

        Previous Manager:  AIG SunAmerica Asset Management Corp.
        New Manager:  J. P. Morgan Investment Management Inc.



Date:  January 23, 2006


                Please keep this Supplement with your Prospectus


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